UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.L.C.
           --------------------------------------------------
Address:   65 East 55th Street
           --------------------------------------------------
           30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 812-3100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Brian J. Higgins             New York, New York         11/14/08
       ------------------------   -----------------------------    ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:        $555,476
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File                     Number Name

1                 28-10358                   KING STREET CAPITAL, LTD.

2                 28-10355                   BRIAN J. HIGGINS

3                 28-10357                   O. FRANCIS BIONDI, JR.

4                 28-10701                   KING STREET CAPITAL, L.P.









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

          COLUMN 1               COLUMN 2       COLUMN 3   COLUMN4        COLUMN 5          COLUMN6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGER  SOLE   SHARED   NONE


ADVANCED MEDICAL OPTICS INC   NOTE 3.250% 8/0  00763MAK4   4,043    7,350,000  PRN          Defined    1, 2, 3        7,350,000
ADVANCED MEDICAL OPTICS INC   NOTE 3.250% 8/0  00763MAK4   1,458    2,650,000  PRN          Defined    2, 3, 4        2,650,000

ALPHA NATURAL RESOURCES INC   COM              02076X102  18,901        3,675       CALL    Defined    1, 2, 3
ALPHA NATURAL RESOURCES INC   COM              02076X102   6,814        1,325       CALL    Defined    2, 3, 4

AMDOCS LTD                    NOTE 0.500% 3/1  02342TAD1  19,778   20,337,000  PRN          Defined    1, 2, 3       20,337,000
AMDOCS LTD                    NOTE 0.500% 3/1  02342TAD1   9,397    9,663,000  PRN          Defined    2, 3, 4        9,663,000

EARTHLINK INC                 NOTE 3.250%11/1  270321AA0   7,131    6,791,000  PRN          Defined    1, 2, 3        6,791,000


GENERAL MTRS CORP             DEB SR CONV B    370442733   3,507      379,089  PRN          Defined    1, 2, 3          379,089
GENERAL MTRS CORP             DEB SR CONV B    370442733   1,303      140,911  PRN          Defined    2, 3, 4          140,911

GENERAL MTRS CORP             DEB SR CV C 33   370442717 103,270   11,802,277  PRN          Defined    1, 2, 3       11,802,277
GENERAL MTRS CORP             DEB SR CV C 33   370442717  37,662    4,304,223  PRN          Defined    2, 3, 4        4,304,223

HUNTSMAN CORP                 COM              447011107   5,554      440,775   SH          Defined    1, 2, 3          440,775
HUNTSMAN CORP                 COM              447011107   2,735      217,070   SH          Defined    2, 3, 4          217,070

ITT EDUCATIONAL SERVICES INC  COM              45068B959  29,738      367,550       PUT     Defined    1, 2, 3          367,550
ITT EDUCATIONAL SERVICES INC  COM              45068B959  10,717      132,450       PUT     Defined    2, 3, 4          132,450

KEYCORP NEW                   PFD 7.75% SR A   493267405  14,915      172,134  PRN          Defined    1, 2, 3          172,134
KEYCORP NEW                   PFD 7.75% SR A   493267405   9,026      104,166  PRN          Defined    2, 3, 4          104,166

LEGGETT & PLATT INC           COM              524660957   8,008      367,500       PUT     Defined    1, 2, 3          367,500
LEGGETT & PLATT INC           COM              524660957   2,887      132,500       PUT     Defined    2, 3, 4          132,500

LEVEL 3 COMMUNICATIONS INC    NOTE 2.875% 7/1  52729NBA7   4,262    5,421,000  PRN          Defined    1, 2, 3        5,421,000
LEVEL 3 COMMUNICATIONS INC    NOTE 2.875% 7/1  52729NBA7   1,536    1,954,000  PRN          Defined    2, 3, 4        1,954,000

MACQUARIE INFRASTR CO LLC     COM              55608B955   4,855      367,500       PUT     Defined    1, 2, 3          367,500
MACQUARIE INFRASTR CO LLC     COM              55608B955   1,750      132,500       PUT     Defined    2, 3, 4          132,500

MERCK & CO INC                COM              589331907  13,030      412,860       CALL    Defined    1, 2, 3
MERCK & CO INC                COM              589331907   5,194      164,567       CALL    Defined    2, 3, 4

NIKE INC                      COM              654106953  24,586      367,500       PUT     Defined    1, 2, 3          367,500
NIKE INC                      COM              654106953   8,864      132,500       PUT     Defined    2, 3, 4          132,500

OMNICARE INC                  DBCV 3.250%12/1  681904AL2   2,409    3,650,000  PRN          Defined    1, 2, 3        3,650,000
OMNICARE INC                  DBCV 3.250%12/1  681904AL2     891    1,350,000  PRN          Defined    2, 3, 4        1,350,000

STRYKER CORP                  COM              863667951  21,961      352,500       PUT     Defined    1, 2, 3          352,500
STRYKER CORP                  COM              863667951   9,189      147,500       PUT     Defined    2, 3, 4          147,500

UAL CORP                      DBCV 5.000% 2/0  902549AE4     948    2,205,000  PRN          Defined    1, 2, 3        2,205,000
UAL CORP                      DBCV 5.000% 2/0  902549AE4     342      795,000  PRN          Defined    2, 3, 4          795,000

VERISIGN INC                  SDCV 3.250% 8/1  92343EAD4  91,241  100,375,000  PRN          Defined    1, 2, 3      100,375,000
VERISIGN INC                  SDCV 3.250% 8/1  92343EAD4  36,019   39,625,000  PRN          Defined    2, 3, 4       39,625,000

YELLOW ROADWAY CORP           NOTE 3.375%11/2  985577AB1  17,613   27,628,000  PRN          Defined    1, 2, 3       27,628,000
YELLOW ROADWAY CORP           NOTE 3.375%11/2  985577AB1   7,250   11,372,000  PRN          Defined    2, 3, 4       11,372,000

YELLOW ROADWAY CORP           NOTE 5.000% 8/0  985577AA3   4,861    6,173,000  PRN          Defined    1, 2, 3        6,173,000
YELLOW ROADWAY CORP           NOTE 5.000% 8/0  985577AA3   1,833    2,327,000  PRN          Defined    2, 3, 4        2,327,000

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